Allowance for credit losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of the year	$ 88,547	$ 78,615	$ 73,789
Reversal of provision for losses on off-balance sheet credit risk
Balance at end of the year	72,976	88,547	78,615
Reserve For Off-Balance Sheet Activities [Member]
Balance at beginning of the year	8,887	13,335	27,261
Reversal of provision for losses on off-balance sheet credit risk	(4,046)	(4,448)	(13,926)
Balance at end of the year	$ 4,841	$ 8,887	$ 13,335